Cover	Feb. 05, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 05, 2026
Entity File Number	001-43096
Entity Registrant Name	COLOMBIER ACQUISITION CORP. III
Entity Central Index Key	0002091024
Entity Tax Identification Number	98-1880474
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	375 South County Road
Entity Address, Address Line Two	Suite 220
Entity Address, City or Town	Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33480
City Area Code	561
Local Phone Number	223-9937
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-eighth of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-eighth of one redeemable warrant
Trading Symbol	CLBR U
Security Exchange Name	NYSE
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CLBR
Security Exchange Name	NYSE
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	CLBR WS
Security Exchange Name	NYSE